Operating segment and geographic data	12 Months Ended
Dec. 31, 2014
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Discrete Automation and Motion, Low Voltage Products, Process Automation, Power Products and Power Systems. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

•

Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, programmable logic controllers, robots and robotics, solar inverters, wind converters, rectifiers, excitation systems, power quality and protection solutions, electric vehicle fast charging infrastructure, components and subsystems for railways, and related services for a wide range of applications in discrete automation, process industries, transportation and utilities.

•

Low Voltage Products:  manufactures and sells products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. In addition the segment manufactures products for wiring and cable management, cable protection systems, power connection and safety. The segment also makes intelligent building control systems for home and building automation.

•

Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals, and power industries.

•

Power Products:  manufactures and sells a wide range of products across voltage levels, including circuit breakers, switchgear, capacitors, instrument transformers, power, distribution and traction transformers for electrical and other infrastructure utilities, as well as industrial and commercial customers.

•

Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties, for power generation, transmission and distribution utilities, other infrastructure utilities, as well as other industrial and commercial enterprises.

•	Corporate and Other: includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor business activities.

        The Company evaluates the profitability of its segments based on Operational EBITDA, which represents income from operations excluding depreciation and amortization, restructuring and restructuring-related expenses, gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items, as well as foreign exchange/commodity timing differences in income from operations consisting of: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITDA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

        The following tables present segment revenues, Operational EBITDA, the reconciliations of consolidated Operational EBITDA to income from continuing operations before taxes, as well as depreciation and amortization, and capital expenditures for 2014, 2013 and 2012, as well as total assets at December 31, 2014, 2013 and 2012.

	2014
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	9,296	846	10,142
Low Voltage Products	7,117	415	7,532
Process Automation	7,745	203	7,948
Power Products	8,782	1,551	10,333
Power Systems	6,686	334	7,020
Corporate and Other	204	1,592	1,796
Intersegment elimination	—	(4,941)	(4,941)

Consolidated	39,830	—	39,830

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,480	925	9,405
Low Voltage Products	6,276	362	6,638
Process Automation	7,946	210	8,156
Power Products	8,987	1,730	10,717
Power Systems	7,575	277	7,852
Corporate and Other	72	1,505	1,577
Intersegment elimination	—	(5,009)	(5,009)

Consolidated	39,336	—	39,336

($ in millions)	2014	2013	2012
Operational EBITDA:
Discrete Automation and Motion	1,760	1,783	1,735
Low Voltage Products	1,429	1,468	1,219
Process Automation	1,029	1,096	1,003
Power Products	1,519	1,637	1,585
Power Systems	5	419	290
Corporate and Other and Intersegment elimination	(342)	(328)	(277)

Consolidated Operational EBITDA	5,400	6,075	5,555
Depreciation and amortization	(1,305)	(1,318)	(1,182)
Restructuring and restructuring-related expenses	(235)	(252)	(180)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	482	(181)	(199)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(223)	60	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(42)	14	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	101	(11)	(43)

Income from operations	4,178	4,387	4,058
Interest and dividend income	80	69	73
Interest and other finance expense	(362)	(390)	(293)

Income from continuing operations before taxes	3,896	4,066	3,838

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discrete Automation and Motion	309	285	263	192	214	197	10,123	10,931	9,416
Low Voltage Products	301	323	250	184	204	208	7,978	9,389	9,534
Process Automation	88	87	82	49	68	91	4,268	4,537	4,847
Power Products	217	223	209	220	252	259	7,396	7,669	7,701
Power Systems	175	183	174	92	101	194	6,855	7,905	8,083
Corporate and Other	215	217	204	289	267	344	8,258	7,633	9,489

Consolidated	1,305	1,318	1,182	1,026	1,106	1,293	44,878	48,064	49,070

(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Geographic information

        Geographic information for revenues and long-lived assets was as follows:

	Revenues			Long-lived assets at December 31,
($ in millions)	2014	2013	2012	2014	2013
Europe	13,674	14,385	14,073	3,460	3,798
The Americas	11,482	12,115	10,699	1,215	1,450
Asia	10,874	11,230	10,750	789	850
Middle East and Africa	3,800	4,118	3,814	188	156

	39,830	41,848	39,336	5,652	6,254

        Revenues by geography reflect the location of the customer. Approximately 19 percent, 18 percent and 17 percent of the Company's total revenues in 2014, 2013 and 2012, respectively, came from customers in the United States. Approximately 13 percent, 12 percent and 12 percent of the Company's total revenues in 2014, 2013 and 2012, respectively, were generated from customers in China. In 2014, 2013 and 2012, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent "Property, plant and equipment, net" and are shown by location of the assets. At December 31, 2014, approximately 16 percent, 16 percent and 15 percent were located in Switzerland, the U.S. and Sweden, respectively. At December 31, 2013, approximately 17 percent, 17 percent and 15 percent of the Company's long-lived assets were located in Switzerland, the U.S. and Sweden, respectively.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.